Fair value of financial instruments - Narrative (Details) $ in Thousands	12 Months Ended
Dec. 31, 2024 ARS ($)
Disclosure of financial instruments 1 [Line Items]
Transfers from Level 1 to Level 2	$ 0
Corporate Bond
Disclosure of financial instruments 1 [Line Items]
Borrowings, interest rate	0.01%
Borrowings, adjustment to interest rate basis	0.0064%
Corporate Bond | Credit spread, measurement input
Disclosure of financial instruments 1 [Line Items]
Significant unobservable input, liabilities	0